ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 11, 2012 Claims
Business Combinations [Abstract]
Interest purchased in the Klondike Project			$ 100
Unpatented mining claims acquired			64
Recently stated additional claims			100
Total payment to acquire Klondike Project	575,000	575,000
Buy-down royalty payments	$ 500,000	$ 500,000
Base net smelter return royalties			0.25%